Equity - Changes in Other Components of Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reserves within equity [line items]
Beginning balance	¥ 11,502,291	¥ 10,772,546	¥ 9,372,839
Ending balance	13,005,872	11,502,291	10,772,546
Remeasurements of defined benefit plans [member]
Disclosure of reserves within equity [line items]
Beginning balance
Adjustment during the year	(18,194)	3,304	117,489
Reclassification to retained earnings	18,194	(3,304)	(117,489)
Ending balance
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member]
Disclosure of reserves within equity [line items]
Beginning balance	126,940	145,720	88,570
Adjustment during the year	(17,924)	(19,030)	58,863
Reclassification to retained earnings	(479)	250	(1,713)
Ending balance	108,537	126,940	145,720
Exchange differences on translating foreign operations [member]
Disclosure of reserves within equity [line items]
Beginning balance	1,290,457	844,718	108,140
Adjustment during the year	913,456	445,739	736,578
Reclassification to retained earnings
Ending balance	2,203,913	1,290,457	844,718
Other components of equity [member]
Disclosure of reserves within equity [line items]
Beginning balance	1,417,397	990,438	196,710
Adjustment during the year	877,338	430,013	912,930
Reclassification to retained earnings	17,715	(3,054)	(119,202)
Ending balance	¥ 2,312,450	¥ 1,417,397	¥ 990,438